Cover	Oct. 07, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 07, 2026
Entity Registrant Name	NUVVE HOLDING CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40296
Entity Tax Identification Number	86-1617000
Entity Address, Address Line One	2488 Historic Decatur Road, Ste 230
Entity Address, City or Town	San Diego,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92106
City Area Code	619
Local Phone Number	456-5161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001836875
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	NVVE
Security Exchange Name	NONE